Goodwill and Other Intangible Assets - Future Amortization (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
For the year ended December 31, 2023	$ 57,822
For the year ended December 31, 2024	57,218
For the year ended December 31, 2025	56,466
For the year ended December 31, 2026	56,194
For the year ended December 31, 2027	$ 55,897